EARNINGS (LOSS) PER SHARE - Basic Earnings (loss) per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
EARNINGS (LOSS) PER SHARE
Income (loss) for the period	$ 45,770	$ (26,278)
Weighted average number of common shares (thousands)	272,202	241,379
Basic earnings (loss) per share	$ 0.17	$ (0.11)